Basis of preparation and changes to the Company's accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of material accounting policies
Schedule of exchange rates used for translation of financial statements

	For the
	Three Months Ended June 30,		Six Months Ended June 30,		Year Ended December 31,
	2025	2024	2025	2024	2024
CHF/USD
Closing rate, USD 1	0.807	0.909	0.807	0.909	0.912
Weighted-average exchange rate, USD 1	0.837	0.914	0.873	0.898	0.889